SUBSEQUENT EVENTS - Compensation Committee (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
SUBSEQUENT EVENTS
Fair value of shares issued	¥ 81,091,141	$ 12,107,272	¥ 25,766,355	$ 3,847,033